U.S. Securities and Exchange Commission
	Washington, DC  20549
	Form 24f-2
	Annual Notice of Securities Sold
	Pursuant to Rule 24f-2
1.	Name and address of issuer:

	Northeast Investors Growth Fund
	50 Congress Street
	Boston, MA  02109

2. Name of each series or class of funds for which this notice is filed:
   Northeast Investors Growth Fund
  	Shares of Beneficial Interest
3.	Investment Company Act File Number:  811-3074
 	 Securities Act File Number:  2-68483
4. Last Day of Fiscal year for which this notice is filed:
  	December 31, 1995
5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if
   applicable (see Instruction A.6):  	N/A
7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule
   24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year: None
8. Number and amount of securities registered during the fiscal year other
   than pursuant to rule 24f-2: 	None
9. Number and aggregate sale price of securities sold during the fiscal year:
  	221,312 shares	$6,723,415
10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:
   	221,312 shares	$6,723,415
11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable
    (see Instruction B.7):	63,000 shares	$2,021,120
12. Calculation of registration fee:
   	(i)	Aggregate sale price of securities sold during the fiscal	year in
    reliance on rule 24f-2 (from Item 10):			$ 6,723,415
   	(ii)	Aggregate price of shares issued in connection with
	  	dividend reinvestment plans (from Item 11, if applicable):+ 2,021,120
   	(iii)	Aggregate price of shares redeemed or repurchased during
	  	the fiscal year (if applicable):					- 6,107,878
   	(iv)	Aggregate price of shares redeemed or repurchased and
	   previously applied as a reduction to filing fees pursuant
	  	to rule 24e-2 (if applicable):					+     0
   	(v)	Net aggregate price of securities sold and issued during
	  	the fiscal year in reliance on rule 24f-2 [line (i), plus
	  	line (ii), less line (iii), plus line (iv)] (if applicable):  2,636,657
   	(vi)	Multiplier prescribed by Section 6(b) of the Securities Act
	  	of 1933 or other applicable law or regulation (see Instruction
	  	(C.6):								x  1/2900
   	(vii)	Fee due [line (i) or line (v) multiplied by line (vi)]:$   909.19
 13.	Check box if fees are being remitted to the Commission's lockbox depository as described in section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).
									[ x ]
	Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: 02/26/96
	SIGNATURES	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.
	By (Signature and Title)*	  /S/Robert B. Minturn, Jr.
                  					Robert B. Minturn, Jr., Trustee
	Date February 26, 1996
	*Please print the name and title of signing officer below the signature.